Long Term Debt - Debt Obligations (Parenthetical) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
2.0 Billion Revolving Credit Facility Due June 2019 [Member]
Debt Instrument [Line Items]
Revolving credit facility	$ 2,000,000,000
Maturity date	Jun. 18, 2019
5.875% Senior Unsecured Notes Due July 2022 [Member]
Debt Instrument [Line Items]
Maturity date	Jul. 01, 2022
Debt interest rate	5.875%
Estimated fair value of fixed rate debt	$ 525,000,000	$ 534,000,000